Document and Entity Information	Oct. 06, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000765880
Document Type	8-K
Document Period End Date	Oct. 06, 2022
Entity Registrant Name	Healthpeak Properties, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-08895
Entity Tax Identification Number	33-0091377
Entity Address, Address Line One	5050 South Syracuse Street
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	(720)
Local Phone Number	428-5050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $1.00 par value
Trading Symbol	PEAK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false